Taxes - Components of deferred tax assets (Details) - USD ($)	Sep. 30, 2022	Sep. 30, 2021
Components of deferred tax assets
Net operating loss carryforwards	$ 60,387	$ 287,186
Allowance for doubtful accounts		29,209
Valuation allowance on net operating loss	(60,387)	(287,186)
Total	0	29,209
Deferred tax liabilities:
Accelerated depreciation of equipment	53,443	97,249
Total	$ 53,443	$ 97,249